Schedule IV - Schedule of Reinsurance	12 Months Ended
Dec. 31, 2013
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Supplemental Schedule of Reinsurance Premiums for Insurance Companies
SCHEDULE IV
REINSURANCE
(In millions)

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the year ended December 31, 2013
Life insurance in force	$318,652	$241,684	$815	$77,783	1%
Insurance revenues
Life insurance and annuities	$3,238	$1,714	$13	$1,537	1%
Accident and health insurance	264	155	—	109	—%
Total insurance revenues	$3,502	$1,869	$13	$1,646	1%
For the year ended December 31, 2012
Life insurance in force	$355,164	$151,982	$781	$203,963	—%
Insurance revenues
Life insurance and annuities	$3,441	$517	$8	$2,932	—%
Accident and health insurance	298	181	—	117	—%
Total insurance revenues	$3,739	$698	$8	$3,049	—%
For the year ended December 31, 2011
Life insurance in force	$316,817	$130,029	$1,941	$188,729	1%
Insurance revenues
Life insurance and annuities	$3,842	$531	$13	$3,324	—%
Accident and health insurance	305	202	—	103	—%
Total insurance revenues	$4,147	$733	$13	$3,427	—%